CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents (Note 2(e))	$ 76,428	$ 110,288
Time deposits (Note 2(e))	46,500	0
Accounts receivable, trade (Note 2(f))	6,126	2,832
Due from related parties, net of provision for credit losses (Note 3(c) and 8(b))	216	952
Inventories (Note 2(g))	4,545	6,089
Prepaid expenses and other assets	6,749	5,484
Total Current Assets	140,564	125,645
Fixed Assets:
Advances for vessel acquisitions (Note 4)	24,123	16,287
Vessels, net (Note 4)	949,616	643,450
Property and equipment, net (Note 5)	22,963	22,842
Total fixed assets	996,702	682,579
Other Noncurrent Assets
Restricted cash, non-current (Note 6)	21,000	16,500
Equity method investments (Note 3(c))	506	0
Investments in related party (Note 3(f))	7,744	7,644
Other non-current assets	101	1,455
Deferred costs (Note 2(n))	16,302	8,127
Total Non-current Assets	1,042,355	716,305
Total assets	1,182,919	841,950
Current Liabilities
Current portion of long-term debt, net of deferred financing costs (Note 6)	91,495	41,148
Current portion of finance liabilities, net of deferred financing costs (Note 7)	8,802	0
Accounts payable	11,242	9,777
Due to related parties (Note 3(a) and (c))	136	596
Accrued liabilities	12,134	7,878
Deferred revenue (Note 2(p))	7,758	5,732
Total Current Liabilities	131,567	65,131
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 6)	431,016	382,527
Finance liabilities, net of current portion and deferred financing costs (Note 7)	132,129	0
Other non-current liabilities	879	1,097
Total Noncurrent Liabilities	564,024	383,624
Commitments and contingencies (Note 8)
Stockholders' Equity
Preferred stock (Note 9)	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 102,653,619 and 84,672,258 issued and outstanding on December 31, 2022 and 2021, respectively (Note 9)	1,027	847
Additional paid in capital	1,061,015	982,537
Accumulated other comprehensive income	253	71
Accumulated deficit	(574,993)	(590,286)
Total Stockholders' Equity	487,328	393,195
Total Liabilities and Stockholders' Equity	$ 1,182,919	$ 841,950